Leases - Schedule of Maturity Analysis of Annual Undiscounted Cash Flows (Details) - Feb. 29, 2024 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Lessee, Operating Lease, Liability, to be Paid [Abstract]
2025	¥ 1,412	$ 196
2026	460	64
2027	360	50
2028	180	25
Total minimum lease payments	2,412	335
Less: amount representing interest	(32)	(5)
Operating Lease, Liability	¥ 2,380	$ 330